Note 7 - Property and Equipment	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
7.	PROPERTY AND EQUIPMENT

	Equipment not	Leasehold	Machinery and	Office
	ready for use	improvements	equipment	equipment	Total
Cost
Balance, January 1, 2017	$602,830	$667,342	$9,734,885	$314,817	$11,319,874
Additions	806,182	-	113,433	50,182	969,797
Reclassification	(874,371)	-	874,371	-	-
Effect of changes in foreign exchange rates	46,433	-	72,779	8,914	128,126
Balance, December 31, 2017	581,074	667,342	10,795,468	373,913	12,417,797
Additions	3,667,894	-	-	50,258	3,718,152
Reclassification (1)	(1,086,895)	-	881,221	202,674	(3,000)
Impairment and disposals (1)	-	-	(611,875)	(3,665)	(615,540)
Effect of changes in foreign exchange rates	(19,920)	-	(46,829)	(1,739)	(68,488)
Balance,December 31, 2018	3,142,153	667,342	11,017,985	621,441	15,448,921
Additions	1,986,210	-	39,260	19,480	2,044,950
Disposals (2)	(4,388,762)	(667,342)	(8,198,519)	(555,688)	(13,810,311)
Effect of changes in foreign exchange rates	24,741	-	14,529	-	39,270
Balance, December 31, 2019	$764,342	$-	$2,873,255	$85,233	$3,722,830

Accumulated Depreciation
Balance, January 1, 2017	-	83,189	1,808,308	64,167	1,955,664
Depreciation for the year	-	133,499	1,857,474	192,990	2,183,963
Balance, December 31, 2017	-	216,688	3,665,782	257,157	4,139,627
Depreciation for the year	-	133,809	2,201,133	133,662	2,468,604
Impairment and disposals (1)	-	-	(455,158)	(3,665)	(458,823)
Balance, December 31, 2018	-	350,497	5,411,757	387,154	6,149,408
Depreciation for the year	-	-	144,337	22,005	166,342
Disposals (2)	-	(350,497)	(5,044,288)	(341,195)	(5,735,980)
Balance, December 31, 2019	-	-	511,806	67,964	579,770

Carrying Amounts
At December 31, 2017	$581,074	$450,654	$7,129,686	$116,756	$8,278,170
At December 31, 2018	$3,142,153	$316,845	$5,606,228	$234,287	$9,299,513
At December 31, 2019	$764,342	$-	$2,361,449	$17,269	$3,143,060

(1)	During
2018,
$3,000
relating to certain property and equipment were reclassified to non-current assets held for sale and was sold in
December 2018
while
$156,717
was recorded as an impairment loss and was included in discontinued operations.

(2)	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.